BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022
Vessels
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	40 years	30 years	30 years
Residual value	$ 14.0	$ 20.0	$ 20.0
Deferred drydocking expenditure
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation			5 years
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation			3 years